Warrants	12 Months Ended
Dec. 31, 2023
Warrants
Warrants

24.Warrants

Warrants are as follows:

in € thousand	12/31/2023	12/31/2022
Reorganization Warrants	2,854	1,811
RDO & 2022 PIPE Warrants	29,590	24,456
May 2023 Warrants	170,505	—
2023 PIPE Warrants	2,064	—
Warrants	205,013	26,267

The movements of the warrants were as follows:

in € thousand	2023	2022
At January 1	26,267	21,405
Initial recognition of RDO & 2022 PIPE Warrants	—	34,550
Initial recognition of 2023 PIPE Warrants	4,552	—
Initial recognition of May 2023 Warrants	(82,829)	—
Settlement of Initial Funding Amount on May 2023 Warrants	91,811	—
Settlement of Additional Funding Amount on May 2023 Warrants	67,416	—
Exercise of May 2023 Warrants	(25,593)	—
Foreign currency translation	(3,510)	508
Fair value changes to profit or loss	126,899	(30,196)
At December 31	205,013	26,267

The settlement of any exercise of the Warrants will be via the issuance of Class A shares against the applicable exercise price as determined by the terms of the respective warrant agreements.

Reorganization Warrants

Upon the Reorganization, 12,649,946 Public Warrants and 7,060,000 Private Warrants (collectively the “Reorganization Warrants”) were assigned from Qell to Lilium. The terms of the Reorganization Warrants remain unchanged following the assignment. During the year no (2022: 10) Public Warrants and no (2022: nil) Private Warrants were exercised. As of December 31, 2023, 12,649,936 Public Warrants (2022: 12,649,936) and 7,060,000 Private Warrants (2022: 7,060,000) were outstanding.

The Reorganization Warrants give the holder the right, but not the obligation, to subscribe to Lilium’s shares at a fixed or determinable price for a specified period of time subject to the provision of the warrant agreement. The Reorganization Warrants became exercisable 30 days after the consummation of the Reorganization. The Reorganization Warrants will expire five years after the completion of the Reorganization or earlier upon redemption, liquidation or expiration in accordance with their terms.

Public Warrants are listed and publicly traded in USD on the Nasdaq stock exchange (ticker: LILMW). Private Warrants share the same characteristics as Public Warrants and the same price has been used to calculate the fair value as described in note 29.

RDO & 2022 PIPE Warrants

As part of the RDO & 2022 PIPE transaction as described in note 21, the Company also entered into a warrant agreement dated November 18, 2022, (the “RDO & 2022 PIPE Warrants”) with each of the RDO & 2022 PIPE investors. The RDO & 2022 PIPE Warrants entitle each warrant holder to purchase 0.5 Class A share of the Company for US$1.30 per share with a minimum of the USD equivalent of the nominal value of €0.01 (2022: €0.12) per share. The total units of RDO Warrants and 2022 PIPE Warrants issued was 11,249,997 and 34,512,464 respectively.

The RDO Warrants are identical to the 2022 PIPE Warrants as these share the same terms except that the RDO Warrants and the underlying shares are registered securities and the 2022 PIPE Warrants and the underlying shares are unregistered and would need an effective registration statement for resale. Subsequent to the issuance of the 2022 PIPE Warrants, the Group registered the securities underlying the 2022 PIPE Warrants on December 13, 2022. The RDO & 2022 PIPE Warrants are unlisted warrants.

The RDO & 2022 PIPE Warrants are exercisable for a four-year period at an exercise price of US$1.30 per share and contain customary anti-dilution adjustments, including adjustments in connection with the issuance of Class A shares at a price below US$1.30, subject to exceptions. Beginning on November 22, 2024, the Group can redeem the warrants for US$0.01 per share if the market price of the Class A shares is equal or exceeds US$2.60 per share as reported by Nasdaq, for at least twenty (20) trading days (whether or not consecutive) during a thirty (30) consecutive trading day period by giving at least twenty (20) trading days’ prior written notice to the registered holders of the warrants.

During the current period, the exercise price of the RDO & 2022 PIPE Warrants was reduced from US$1.30 per share to US$1.00 per share triggered by the issuance of the May 2023 Warrants and in line with the warrant agreement.

As of December 31, 2023, 11,249,997 (2022: 11,249,997) RDO Warrants and 34,512,464 (2022: 34,512,464) 2022 PIPE Warrants were outstanding.

May 2023 Warrants

In May 2023, the Group executed a Securities Purchase Agreement (the “2023 SPA”) to issue to Aceville (an affiliate of Tencent Holdings Limited, a major shareholder of Lilium N.V.) 184,210,526 warrants (the “May 2023 Warrants”) in a private placement to purchase one Class A share for an initial exercise price of US$1.00 per warrant. The maturity of the May 2023 Warrants is ten years from the date of issuance with an automatic five-year extension that can be waived by the Group subject to the consent of Aceville. On the closing date, Aceville has partially prefunded the aggregate exercise price of the May 2023 Warrants in an amount of US$100,000 thousand (the “Initial Funding Amount”) and also committed to prefund to the Group an additional US$75,000 thousand (the “Additional Funding Amount”) of the aggregate exercise price, contingent upon the Group securing US$75,000 thousand in additional funding from third parties. In July 2023, the Group satisfied the aforementioned condition by concluding the CMPO and 2023 PIPE (refer to note 21) and received the Additional Funding Amount.

Following the Group’s receipt of the Initial Funding Amount and the Additional Funding Amount, the May 2023 Warrants are exercisable at the remaining unpaid exercise price of US$0.05 per Class A share. Following the receipt of the Additional Funding Amount, Aceville has the right to cashless net settlement of remaining outstanding warrants.

At initial recognition, the Group recorded a derivative financial asset of €82,829 thousand, recognized as a contribution from shareholder in other capital reserves, as described in note 21.

At the initial recognition date, the Group used a probability of receiving the Additional Funding Amount of 85% in the initial valuation of the May 2023 Warrants. If for each of the annual conditional probabilities of the Additional Funding Amount an absolute shift of +/- 10% would have been assumed, the impact to the initial fair value would have been (€7,706 thousand)/ €5,847 thousand.

During the year, 24,007,607 (2022: n/a) of the May 2023 Warrants were exercised. As of December 31, 2023, 160,202,919 (2022: n/a) May 2023 Warrants were outstanding.

2023 PIPE Warrants

As part of the 2023 PIPE transaction as described in note 21, each warrant holder is entitled to purchase a Class A share of the Company for US$2.00 per share.

The Group issued 8,036,528 warrants exercisable for an 18-month period from the date of issue. The 2023 PIPE Warrants contain customary anti-dilution adjustments, including adjustments in connection with the issuance of Class A shares at a price below US$1.00, subject to exceptions.

The table below shows the sensitivity analysis of the fair value for the 2023 PIPE Warrants at initial recognition:

	Absolute shift	Fair value	Effect on
in € thousand	in base volatility	of warrants	initial fair value
Base	—	(4,552)	—
Up	10%	(5,089)	(537)
Down	(10)%	(3,998)	554